LIQUIDITY AND PROFITABILITY	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
LIQUIDITY AND PROFITABILITY [Abstract]
LIQUIDITY AND PROFITABILITY
LIQUIDITY AND PROFITABILITY

Sources of Liquidity

The Company continues to undertake measures to improve its operations and streamline its cost infrastructure in connection with its new business model, including: (i) increasing future lease revenue; (ii) refinancing or repaying debt to reduce interest costs and reducing mandatory principal repayments; and (iii) reducing general and administrative expenses.

At September 30, 2016, the Company had $1.5 million in cash and cash equivalents as well as restricted cash of $5.5 million. Over the next twelve months, the Company anticipates both access to and receipt of several sources of liquidity.

The Company routinely has discussions with existing and new potential lenders to refinance current debt on a long-term basis and, in recent periods, has refinanced short-term acquisition-related debt with traditional long-term mortgage notes, some of which have been executed under government guaranteed lending programs such as those operated by the United States (“U.S.”) Department of Housing and Urban Development (“HUD”).

On July 21, 2015, the Company entered into separate At Market Issuance Sales Agreements with each of MLV & Co. LLC and JMP Securities LLC (“JMP”), regarding the Company’s sale, from time to time, of up to 800,000 shares of the Company’s 10.875% Series A Cumulative Redeemable Preferred Stock, (the “Series A Preferred Stock”), through an “at-the-market” offering program (“ATM”). The Company subsequently announced that the Series A Preferred Stock offered and sold through the ATM will be sold exclusively through JMP on and after June 7, 2016. During the quarter ended September 30, 2016, the Company sold 106,796 shares of Series A Preferred Stock generating net proceeds to the Company of approximately $2.2 million. Since the inception of the ATM in July 2015 and through September 30, 2016, the Company sold 650,600 shares of Series A Preferred Stock under the ATM, generating net proceeds to the Company of approximately $13.5 million (see Note 11 - Common and Preferred Stock). The Company ceased sales under the ATM in September 2016, and will not engage in any additional sales of the Series A Preferred Stock until the Company’s recently announced preferred stock repurchase program has terminated or expired (See Note 16 - Subsequent Events).

On March 24, 2016, the Company obtained a lender commitment to extend the maturity date of the credit facility entered into on January 30, 2015, (the “Sumter Credit Facility”), between a certain-wholly owned subsidiary of the Company and The PrivateBank and Trust Company (the “PrivateBank”), from September 2016 to June 2017, subject to definitive documentation and certain closing conditions, which commitment expires on November 30, 2016. On June 13, 2016, the Company received a commitment to refinance the Sumter Credit Facility, subject to definitive documentation and certain closing conditions. The Company expects to close on such financing arrangement with HUD in the fourth quarter of 2016.

On September 19, 2016, the Company obtained an option to extend the maturity date of the credit facility entered into in September 2013, between a certain wholly-owned subsidiary of the Company and Housing & Healthcare Funding, LLC (the “Quail Creek Credit Facility”), from September 2017 to September 2018, which option management intends exercise.

On September 29, 2016, the Company closed on HUD-guaranteed financing in the amount of $3.7 million, which refinanced approximately $3.1 million in debt previously owed to the PrivateBank with respect to the Company’s facility located in Georgetown, South Carolina (the “Georgetown Facility”).

On September 30, 2016, total outstanding debt, net of deferred financing costs and restricted cash with respect to the Arkansas Facilities was approximately $28.4 million, included within “Liabilities of disposal group held for sale” in the Company’s unaudited consolidated balance sheet at September 30, 2016. All such debt and restricted cash was current at September 30, 2016. Proceeds to the Company from the sale of the Arkansas Facilities exceeded related obligations by approximately $23.0 million, less routine closing costs and the Skyline Note in the amount of $3.0 million. The cash impact of the sale of the Arkansas Facilities consisted of total sales proceeds of $55.0 million, payment of associated liabilities held for sale of $32.2 million (excluding deferred loan costs of $0.2 million), the Skyline Note in the amount of $3.0 million, payments for property taxes of $0.4 million, and release of restricted cash of $3.6 million, for total net cash to seller of $23.0 million.

On October 6, 2016, the Company completed the sale of the Arkansas Facilities for a total sale price of $55.0 million,which sale price consisted of: (i) a non-refundable deposit of $1.8 million; (ii) cash consideration of $50.3 million paid at closing; and (iii) a promissory note in the amount of $3.0 million (the “Skyline Note”) (see Note 16 - Subsequent Events).

On June 18, 2016, ADK Georgia, LLC, a wholly-owned subsidiary of the Company (“ADK Georgia”), entered into a new master sublease agreement (the “Peach Health Sublease”) with affiliates (collectively, “Peach Health Sublessee”) of Peach Health Group, LLC (“Peach Health”), providing that Peach Health Sublessee would take possession of the facilities (the “Peach Facilities”) subleased by ADK Georgia to affiliates of New Beginnings Care, LLC (“New Beginnings”) and operate them as a subtenant (see Note 7 - Leases). The Peach Facilities are comprised of: (i) an 85-bed skilled nursing facility located in Tybee Island, Georgia (the “Oceanside Facility”); (ii) a 50-bed skilled nursing facility located in Tybee Island, Georgia (the “Savannah Beach Facility”); and (iii) a 131-bed skilled nursing facility located in Jeffersonville,Georgia (the “Jeffersonville Facility”). Rent for the Oceanside Facility and the Jeffersonville Facility is $0.4 million and $0.6 million per annum, respectively; but such rent is only $1 per month for the Oceanside and Jeffersonville Facilities until the date such facilities are recertified by U.S. Department of Health and Human Services Center for Medicare and Medicaid Services (“CMS”) or April 1, 2017, whichever first occurs (the “Rent Commencement Date”). In addition, with respect to the Oceanside and Jeffersonville Facilities, Peach Health Sublessee is entitled to three months of $1 per month rent following the Rent Commencement Date and, following such three-month period, five months of rent discounted by 50%. In the event that the Savannah Beach Facility is decertified due to any previous non-compliance attributable to New Beginnings, rent for such facility will revert to $1 a month until it is recertified along with the other facilities. Under the terms of the Peach Health Sublease, Peach Health Sublessee agrees to use its best efforts to pursue recertification of the Jeffersonville and Oceanside Facilities with CMS as soon as possible. However if recertification fails to occur, then it could have an adverse effect on our business, financial condition and results of operations.

Cash Requirements

At September 30, 2016, the Company had $115.5 million in indebtedness of which the current portion is $51.2 million. This current portion is comprised of the following components: (i) debt of held for sale entities of approximately $32.0 million, primarily senior debt and mortgage indebtedness; and (ii) convertible debt of $7.7 million; and (iii) remaining debt of approximately $11.5 million which includes senior debt - bond and mortgage indebtedness (see Note 9 - Notes Payable and Other Debt). As indicated previously, the Company routinely has ongoing discussions with existing and potential new lenders to refinance current debt on a longer term basis and, in recent periods, has refinanced shorter term acquisition debt with traditional longer term mortgage notes, some of which have been executed under government guaranteed lending programs.

The Company anticipates, during the next twelve months, net principal disbursements of approximately $43.5 million (including $32.0 million of liabilities held for sale and repaid upon sale of the Arkansas Facilities, approximately $0.9 million of payments on short term vendor notes, $1.4 million of routine debt service amortization, and $0.7 million payment of other debt) which is inclusive of anticipated proceeds on refinancing of approximately $8.3 million. The Company anticipates operating cash requirements for the next twelve months as being substantially less than the previous twelve months due to the Transition. Based on the described sources of liquidity, the Company expects sufficient funds for its operations and scheduled debt service, at least through the next twelve months. On a longer term basis, at September 30, 2016, the Company had approximately $60.2 million of debt maturities due over the next two year period ending September 30, 2018, inclusive of $32.2 million of liabilities held for sale (gross of deferred financing costs). These debt maturities include $9.2 million of convertible promissory notes, which are convertible into shares of common stock. The Company believes its long-term liquidity needs will be satisfied by these same sources, as well as borrowings as required to refinance indebtedness.

During the three and nine months ended September 30, 2016, the Company generated negative cash flows, and anticipates positive cash flow starting in 2017, due to anticipated continued reductions in operating overhead primarily impacting general and administrative expenses.

In order to satisfy the Company’s capital needs, the Company seeks to: (i) continue improving operating results through its leasing and subleasing transactions executed with favorable terms and consistent and predictable cash flow; (ii) expand borrowing arrangements with certain lenders; (iii) refinance current debt, where possible, to obtain more favorable terms; and (iv) raise capital through the issuance of debt securities. The Company anticipates that these actions, if successful, will provide the opportunity to maintain liquidity on a short and long-term basis, thereby permitting the Company to meet its operating and financing obligations for the next twelve months. However, there is no guarantee that such actions will be successful or that anticipated operating results of the Transition will be realized. If the Company is unable to expand existing borrowing agreements, refinance current debt, or raise capital through the issuance of securities, then the Company may be required to restructure its outstanding indebtedness, implement further cost reduction initiatives or sell additional assets, or suspend payment of preferred dividends.
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LIQUIDITY AND PROFITABILITY
Sources of Liquidity

The Company continues to undertake measures to streamline its operations and cost infrastructure in connection with its new business model, including: (i) eliminating patient care services and related costs; (ii) increasing future minimum lease revenue; (iii) refinancing or repaying current maturities to reduce interest costs and reducing mandatory principal repayments through refinancing transactions with HUD or other lending sources; and (iv) reducing general and administrative expenses.

At December 31, 2015, the Company had $2.7 million in cash and cash equivalents as well as restricted cash of $12.7 million. Over the next twelve months, the Company anticipates both access to and receipt of several sources of liquidity.

At December 31, 2015, the Company had three office buildings held for sale. The Company completed the sale of one of its office spaces on February 12, 2015 for $0.3 million and expects to sell its other two office spaces by the third quarter of 2016. The office space sold on February 12, 2015 was unencumbered and the Company anticipates that the sale of the other two spaces will approximate the related obligations.

The Company routinely has discussions with existing and new potential lenders to refinance current debt on a long-term basis and, in recent periods, has refinanced short-term acquisition-related debt with traditional long-term mortgage notes, some of which have been executed under government guaranteed lending programs.

On July 21, 2015, the Company entered into separate At Market Issuance Sales Agreements (together, the “Sales Agreements”) with each of MLV & Co. LLC and JMP Securities LLC (each, an “Agent” and together, the “Agents”), pursuant to which the Company may offer and sell, from time to time, up to 800,000 shares of the Company’s 10.875% Series A Cumulative Redeemable Preferred Stock, no par value per share and liquidation preference of $25.00 per share (the "Series A Preferred Stock"), through an “at-the-market” offering program ("ATM"). As of December 31, 2015, the Company sold 313,695 shares of Series A Preferred Stock under the ATM, generating net proceeds to the Company of approximately $6.7 million. (see Note 12 - Dividends and Preferred Stock).

On July 30, 2015, the Company amended the terms of that certain 8% subordinated convertible note, issued by the Company to Cantone Asset Management, LLC ("CAM") and due July 31, 2015, with a principal payment amount as of such date of $4.8 million to: (i) extend the maturity date with respect to $1.5 million of the principal amount of the such note to October 31, 2017; (ii) increase the interest rate from 8.0% to 10.0% per annum; and (iii) increase the conversion price from $3.97 to $4.25 per share (see Note 9 - Notes Payable and Other Debt).

Cash Requirements

At December 31, 2015, the Company had $125.5 million in indebtedness of which the current portion is $51.9 million. This current portion is comprised of the following components: (i) debt of held for sale entities of approximately $1.0 million, which includes senior debt - mortgage indebtedness; and (ii) remaining debt of approximately $51.1 million which includes senior debt - mortgage indebtedness (for a complete listing of our debt , see Note 9 - Notes Payable and Other Debt). As indicated previously, the Company routinely has discussions with existing and potential new lenders to refinance current debt on a longer term basis and, in recent periods, has refinanced shorter term acquisition debt with traditional longer term mortgage notes, some of which have been executed under government guaranteed lending programs.

The Company anticipates net principal disbursements of approximately $46.4 million (including a debt pay-down of approximately $5.5 million using current restricted cash, $1.4 million of payments on shorter term vendor notes, $3.1 million of routine debt service amortization, and a $0.7 million payment of other debt) which reflect the offset of anticipated proceeds on refinancing of approximately $38.5 million. On March 24, 2016, the Company received a lender commitment to refinance approximately$25.4 million and to extend $9.1 million of current maturities, subject to definitive documentation and certain closing conditions. On March 29, 2016, the Company received a lender commitment to extend approximately $5.0 million of current maturities, subject to definitive documentation and certain closing conditions. The Company anticipates operating cash requirements in 2016 as being substantially less than in 2015 due to the Transition. Based on the described sources of liquidity, the Company expects sufficient funds for its operations and scheduled debt service, at least through the next twelve months. On a longer term basis, at December 31, 2015, the Company has approximately $64.5 million of debt maturities due over the next two year period ending December 31, 2017. These debt maturities include $9.2 million of convertible promissory notes, which are convertible into shares of the common stock. The Company has been successful in recent years in raising new equity capital and believes based on recent discussions that these markets will continue to be available for raising capital in the future. The Company believes its long-term liquidity needs will be satisfied by these same sources, as well as borrowings as required to refinance indebtedness.

The Company has absorbed negative cash flows from operations in the past but anticipates a reversal to a positive cash flow from operations during 2016. In order to satisfy the Company's capital needs, the Company seeks to: (i) continue improving operating results through its leasing and subleasing transactions executed with favorable terms and consistent and predictable cash flow; (ii) re-lease Arkansas facilities with a new leasing arrangement made with a new operator (iii) expand borrowing arrangements with certain lenders; (iv) refinance current debt where possible to obtain more favorable terms; and (v) raise capital through the issuance of debt or equity securities. The Company anticipates that these actions, if successful, will provide the opportunity to maintain liquidity on a short and long-term basis, thereby permitting the Company to meet our operating and financing obligations for the next twelve months. However, there is no guarantee that such actions will be successful or that anticipated operating results of the Transition. If the Company is unable to expand existing borrowing agreements, refinance current debt, or raise capital through the issuance of securities, then the Company may be required to restructure its outstanding indebtedness, implement further cost reduction initiatives or sell assets.